American Century Investments®
Quarterly Portfolio Holdings
NT International Small-Mid Cap Fund
February 28, 2022

NT International Small-Mid Cap - Schedule of Investments
FEBRUARY 28, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.4%
Australia — 8.4%
carsales.com Ltd.	330,883	5,005,414
City Chic Collective Ltd.(1)	841,830	2,420,718
Cleanaway Waste Management Ltd.	612,858	1,236,854
Corporate Travel Management Ltd.(1)	344,687	5,496,659
Domain Holdings Australia Ltd.	1,381,376	4,009,857
IDP Education Ltd.	189,959	3,673,729
IGO Ltd.	585,886	4,700,201
Lynas Rare Earths Ltd.(1)	790,402	5,982,825
NEXTDC Ltd.(1)	349,812	2,736,397
OZ Minerals Ltd.	335,021	6,262,751
		41,525,405
Belgium — 1.6%
D'ieteren Group	50,366	8,136,362
Canada — 8.8%
BRP, Inc.	17,070	1,223,384
Canadian Western Bank	302,686	8,862,073
Colliers International Group, Inc. (Toronto)	37,809	5,191,839
Descartes Systems Group, Inc. (The)(1)	36,638	2,610,765
Kinaxis, Inc.(1)	24,761	2,838,675
Nuvei Corp.(1)	31,636	1,717,518
Parex Resources, Inc.	30,600	674,769
TFI International, Inc.	41,277	4,302,578
Tricon Residential, Inc. (Toronto)	515,399	7,660,842
Whitecap Resources, Inc.(2)	1,148,254	8,760,250
		43,842,693
Denmark — 4.6%
ALK-Abello A/S(1)	12,384	4,738,994
Jyske Bank A/S(1)	134,819	7,309,030
Pandora A/S	37,511	3,841,025
Royal Unibrew A/S	66,026	7,000,095
		22,889,144
Finland — 1.8%
Metso Outotec Oyj	653,381	5,504,448
Musti Group Oyj(1)	124,951	3,271,720
		8,776,168
France — 4.3%
Alten SA	28,055	4,235,679
APERAM SA	90,824	5,085,433
Elis SA(1)	325,022	5,202,390
Nexans SA	59,730	5,761,818
SOITEC(1)	7,782	1,260,837
		21,546,157
Germany — 4.8%
CTS Eventim AG & Co. KGaA(1)	72,337	5,040,651
Dermapharm Holding SE	35,589	2,593,855
Eckert & Ziegler Strahlen- und Medizintechnik AG	34,050	2,504,774
HUGO BOSS AG	117,684	7,181,312
K+S AG(1)	161,011	4,130,282

Stroeer SE & Co. KGaA	32,725	2,468,525
		23,919,399
Ireland — 1.4%
AIB Group plc(1)	2,558,863	6,750,992
Israel — 2.5%
Inmode Ltd.(1)	82,057	3,503,013
Kornit Digital Ltd.(1)	29,783	2,824,322
Nova Ltd.(1)	55,895	5,856,678
		12,184,013
Italy — 3.2%
Autogrill SpA(1)	802,684	6,073,425
MARR SpA	212,956	3,984,529
Sesa SpA	36,756	5,872,382
		15,930,336
Japan — 20.4%
Amvis Holdings, Inc.	138,800	6,272,907
Asics Corp.	273,500	5,477,823
BayCurrent Consulting, Inc.	8,900	3,559,051
Calbee, Inc.	116,100	2,610,591
Food & Life Cos. Ltd.	74,800	2,489,870
Fukuoka Financial Group, Inc.	171,400	3,379,064
IHI Corp.	214,000	4,952,571
Japan Airport Terminal Co. Ltd.(1)	54,600	2,549,624
Japan Elevator Service Holdings Co. Ltd.	182,300	2,391,664
Japan Hotel REIT Investment Corp.	7,582	3,880,117
Jeol Ltd.	55,200	3,219,064
JTOWER, Inc.(1)	14,700	530,987
m-up Holdings, Inc.	326,800	2,802,062
Menicon Co. Ltd.	147,900	3,869,352
Nabtesco Corp.	93,400	2,588,631
Nagoya Railroad Co. Ltd.(1)	135,300	2,484,614
Nextage Co. Ltd.	319,000	6,850,051
Nifco, Inc.	130,700	3,716,583
Nippon Gas Co. Ltd.	351,800	5,293,556
Open House Group Co. Ltd.	72,900	3,314,702
Relo Group, Inc.	81,900	1,232,675
Sanwa Holdings Corp.	397,200	4,438,992
Tokyo Ohka Kogyo Co. Ltd.	40,800	2,601,526
Ushio, Inc.	321,400	5,250,785
Visional, Inc.(1)	79,000	5,776,420
West Holdings Corp.	112,200	4,236,728
Zenkoku Hosho Co. Ltd.	135,200	5,685,504
		101,455,514
Netherlands — 7.7%
AMG Advanced Metallurgical Group NV	65,442	2,592,346
Arcadis NV	159,411	7,285,629
ASR Nederland NV	182,068	7,869,157
Basic-Fit NV(1)	110,292	5,032,801
BE Semiconductor Industries NV	64,295	5,492,151
OCI NV(1)	205,123	5,814,463
TKH Group NV, CVA	74,506	4,127,018
		38,213,565
Norway — 1.9%
Aker Solutions ASA(1)	118,124	372,496
Bakkafrost P/F	17,886	1,215,476

Storebrand ASA(2)	817,206	8,087,207
		9,675,179
Singapore — 1.1%
SATS Ltd.(1)	851,600	2,505,885
TDCX, Inc., ADR(1)	212,662	3,211,196
		5,717,081
Spain — 2.7%
Banco de Sabadell SA(1)	4,290,278	3,709,692
CIE Automotive SA	190,902	5,103,580
Laboratorios Farmaceuticos Rovi SA	55,203	4,479,326
		13,292,598
Sweden — 5.8%
AddTech AB, B Shares	230,212	3,779,981
Arjo AB, B Shares	298,106	2,557,208
Fastighets AB Balder, B Shares(1)	77,671	4,841,942
Hexatronic Group AB	76,507	2,764,870
Lifco AB, B Shares	95,812	2,177,955
Nordic Entertainment Group AB, B Shares(1)	53,294	1,809,808
Scandic Hotels Group AB(1)(2)	974,213	4,297,736
Trelleborg AB, B Shares	289,934	5,825,360
Vitrolife AB	25,551	855,816
		28,910,676
Switzerland — 2.8%
Comet Holding AG	9,954	3,023,435
DKSH Holding AG	83,203	7,066,752
SIG Combibloc Group AG	160,964	3,612,297
		13,702,484
United Kingdom — 13.6%
Diploma plc	170,355	6,045,070
Electrocomponents plc	466,100	6,148,441
Endava plc, ADR(1)	36,426	4,851,215
Future plc	83,084	2,939,925
Grafton Group plc	105,281	1,511,849
Greggs plc	70,414	2,421,145
Hays plc	931,566	1,695,265
Intermediate Capital Group plc	104,115	2,386,245
JET2 plc(1)	136,867	2,335,011
Marks & Spencer Group plc(1)	527,185	1,228,738
Pets at Home Group plc	880,379	4,256,079
S4 Capital plc(1)	368,693	2,300,698
Savills plc	302,852	5,168,988
Tritax Big Box REIT plc	2,879,760	9,073,743
Virgin Money UK plc	2,754,894	6,769,683
Watches of Switzerland Group plc(1)	514,343	8,240,340
		67,372,435
TOTAL COMMON STOCKS (Cost $438,705,410)		483,840,201
EXCHANGE-TRADED FUNDS — 0.8%
iShares MSCI EAFE Small-Cap ETF(2) (Cost $4,294,322)	59,722	3,978,082
SHORT-TERM INVESTMENTS — 3.2%
Money Market Funds — 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	39,961	39,961
State Street Navigator Securities Lending Government Money Market Portfolio(3)	7,675,204	7,675,204
		7,715,165

Repurchase Agreements — 1.6%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.25% - 2.75%, 9/30/25 - 11/15/42, valued at $2,217,528) in a joint trading account at 0.03%, dated 2/28/22, due 3/1/22 (Delivery value $2,167,453)	2,167,451
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.375%, 5/15/51, valued at $5,895,626) at 0.02%, dated 2/28/22, due 3/1/22 (Delivery value $5,780,003)	5,780,000
7,947,451
TOTAL SHORT-TERM INVESTMENTS (Cost $15,662,616)	15,662,616
TOTAL INVESTMENT SECURITIES — 101.4% (Cost $458,662,348)	503,480,899
OTHER ASSETS AND LIABILITIES — (1.4)%	(6,783,643)
TOTAL NET ASSETS — 100.0%	$496,697,256

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	22.6%
Consumer Discretionary	18.8%
Financials	12.4%
Information Technology	9.4%
Materials	8.2%
Real Estate	7.3%
Health Care	6.9%
Communication Services	4.8%
Consumer Staples	3.1%
Energy	2.0%
Utilities	1.9%
Exchange-Traded Funds	0.8%
Short-Term Investments	3.2%
Other Assets and Liabilities	(1.4)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $9,341,912. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $9,708,369, which includes securities collateral of $2,033,165.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	21,963,942	461,876,259	—
Exchange-Traded Funds	3,978,082	—	—
Short-Term Investments	7,715,165	7,947,451	—
	33,657,189	469,823,710	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.